COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Commitments Under Operating Leases
The future minimum lease commitments of the Company under various non-cancelable operating lease agreements as of December 31, 2013, are as follows:

Year ended December 31,

2014	4,475
2015	3,465
2016	2,615
2017	489
2018	122

$11,166